Other Non-Current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Operating leases right-of-use assets	¥ 127,824		¥ 55,944
Others	24,270		24,467
Total	¥ 152,094	$ 20,837	¥ 80,411